Additional information on operating expenses by nature	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Additional information on operating expenses by nature
10. Additional information on operating expenses by nature
Depreciation, amortization and impairment charges are included in the following line items of the 2024 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 099	82	38	-
Distribution expenses	135	2	336	-
Sales and marketing expenses	271	379	276	-
Administrative expenses	315	421	132	-
Other operating expenses	-	-	-	9
Exceptional items	49	-	-	-
Depreciation, amortization and impairment	3 869	884	782	9
Depreciation, amortization and impairment charges are included in the following line items of the 2023 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 085	74	44	-
Distribution expenses	139	12	351	-
Sales and marketing expenses	291	260	274	-
Administrative expenses	313	375	137	-
Other operating expenses	5	25	-	-
Exceptional items	-	6	-	20
Depreciation, amortization and impairment	3 833	752	806	20
Depreciation, amortization and impairment charges are included in the following line items of the 2022 consolidated income statement:

Million US dollar	Depreciation and impairment of property, plant and equipment	Amortization and impairment of intangible assets	Depreciation and impairment of right-of-use assets	Impairment of goodwill, tangible and intangible assets

Cost of sales	3 008	78	36	-
Distribution expenses	162	13	233	-
Sales and marketing expenses	298	152	236	-
Administrative expenses	299	416	124	-
Other operating expenses	19	-	-	-
Exceptional items	-	-	-	4
Depreciation, amortization and impairment	3 786	659	629	4